Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		May 23, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77.3	$ 55.9
Trade, less allowance for doubtful receivables	130.1				98.9
Intercompany receivables	0				0
Other	1.3				1.2
Inventories	198.2				205.7
Prepaid expenses and other current assets	75.3				78.9
Total current assets	482.2				434.5
Investments in and advances to unconsolidated affiliates	0				0
Property, plant, and equipment - net	370.8				367.8
Long-term intercompany receivables	0				0
Net asset in respect of VEBA	213.4				144.7
Deferred tax assets - net	186.9				226.9
Intangible assets - net	36.8				37.2
Goodwill	37.2				37.2
Other assets	63.0				72.3
Total	1,390.3				1,320.6
Current liabilities:
Accounts payable	65.4				62.2
Intercompany payable	0				0
Accrued salaries, wages, and related expenses	31.6				30.9
Other accrued liabilities	42.6				41.0
Payable to affiliate	22.4				14.4
Long-term debt-current portion	1.7				1.3
Total current liabilities	163.7				149.8
Net liability in respect of VEBA	20.4				20.6
Long-term Intercompany payable	0				0
Long-term liabilities	116.1				126.0
Cash convertible senior notes	149.8				148.0
Other long-term debt	3.0				3.4
Total liabilities	453.0				447.8
Total stockholders' equity	937.3				872.8
Total	1,390.3				1,320.6
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	365.4	322.6
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	295.0	280.9
Depreciation and amortization	6.3	6.3
Selling, administrative, research and development, and general	17.9	15.6
Total costs and expenses	319.2	302.8
Operating income	46.2	19.8
Other (expense) income:
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	42.8	17.0
Income tax provision	(16.3)	(6.2)
Earnings in equity of subsidiaries	0	0
Net income	26.5	10.8	[1]
Comprehensive income (loss)	27.6	11.2	[1]
Cash flows from operating activities:
Net cash provided by operating activities	35.0	15.8
Cash flows from investing activities:
Capital expenditures	(9.0)	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	0	(83.2)
Change in restricted cash	7.2	0
Net cash used in investing activities	(1.8)	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	0	(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(5.7)	(6.1)
Net increase (decrease) in cash and cash equivalents during the period	27.5	(79.7)
Cash and cash equivalents at beginning of period	49.8	135.6
Cash and cash equivalents at end of period	77.3	55.9
Parent
Current assets:
Cash and cash equivalents	5.0	5.0
Trade, less allowance for doubtful receivables	0				0
Intercompany receivables	0				0
Other	0				0
Inventories	0				0
Prepaid expenses and other current assets	0				6.9
Total current assets	5.0				11.9
Investments in and advances to unconsolidated affiliates	1,111.9				1,036.9
Property, plant, and equipment - net	0				0
Long-term intercompany receivables	0				0
Net asset in respect of VEBA	0				0
Deferred tax assets - net	0				0
Intangible assets - net	0				0
Goodwill	0				0
Other assets	41.0				50.2
Total	1,157.9				1,099.0
Current liabilities:
Accounts payable	0.1				0
Intercompany payable	0				0
Accrued salaries, wages, and related expenses	0				0
Other accrued liabilities	4.1				2.2
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	4.2				2.2
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	22.0				22.0
Long-term liabilities	44.6				54.0
Cash convertible senior notes	149.8				148.0
Other long-term debt	0				0
Total liabilities	220.6				226.2
Total stockholders' equity	937.3				872.8
Total	1,157.9				1,099.0
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	0	0
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	0	0
Depreciation and amortization	0	0
Selling, administrative, research and development, and general	0.5	0.4
Total costs and expenses	0.5	0.4
Operating income	(0.5)	(0.4)
Other (expense) income:
Interest expense	(4.0)	(3.8)
Other income (expense), net	0.5	1.6
Income before income taxes	(4.0)	(2.6)
Income tax provision	0	0
Earnings in equity of subsidiaries	30.5	13.4
Net income	26.5	10.8
Comprehensive income (loss)	27.6	11.2
Cash flows from operating activities:
Net cash provided by operating activities	0.1	5.8
Cash flows from investing activities:
Capital expenditures	0	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	6.9
Net cash used in investing activities	6.9	0
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(7.0)	(5.8)
Net increase (decrease) in cash and cash equivalents during the period	0	0
Cash and cash equivalents at beginning of period	5.0	5.0
Cash and cash equivalents at end of period	5.0	5.0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of Guarantor Subsidiaries				100.00%
Current assets:
Cash and cash equivalents	71.6	50.5
Trade, less allowance for doubtful receivables	125.8				96.0
Intercompany receivables	0				2.3
Other	0.9				0.8
Inventories	189.4				196.6
Prepaid expenses and other current assets	74.5				71.0
Total current assets	462.2				409.7
Investments in and advances to unconsolidated affiliates	7.3				5.8
Property, plant, and equipment - net	358.8				355.9
Long-term intercompany receivables	22.3				22.0
Net asset in respect of VEBA	213.4				144.7
Deferred tax assets - net	178.9				218.9
Intangible assets - net	36.8				37.2
Goodwill	37.2				37.2
Other assets	18.9				19.2
Total	1,335.8				1,250.6
Current liabilities:
Accounts payable	57.0				57.1
Intercompany payable	2.9				0.2
Accrued salaries, wages, and related expenses	29.2				28.7
Other accrued liabilities	37.1				38.0
Payable to affiliate	22.4				14.4
Long-term debt-current portion	1.7				1.3
Total current liabilities	150.3				139.7
Net liability in respect of VEBA	20.4				20.6
Long-term Intercompany payable	2.5				2.5
Long-term liabilities	53.7				53.5
Cash convertible senior notes	0
Other long-term debt	3.0				3.4
Total liabilities	229.9				219.7
Total stockholders' equity	1,105.9				1,030.9
Total	1,335.8				1,250.6
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	355.5	312.9
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	287.4	272.6
Depreciation and amortization	6.1	6.1
Selling, administrative, research and development, and general	17.7	13.8
Total costs and expenses	311.2	292.5
Operating income	44.3	20.4
Other (expense) income:
Interest expense	(0.1)	(0.7)
Other income (expense), net	0.2	0.1
Income before income taxes	44.4	19.8
Income tax provision	(16.8)	(7.0)
Earnings in equity of subsidiaries	1.7	(0.6)
Net income	29.3	12.2
Comprehensive income (loss)	30.7	12.9
Cash flows from operating activities:
Net cash provided by operating activities	35.7	10.2
Cash flows from investing activities:
Capital expenditures	(8.7)	(5.8)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		(83.2)
Change in restricted cash	0.3
Net cash used in investing activities	(8.4)	(89.0)
Cash flows from financing activities:
Repayment of promissory notes		(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	1.3	(0.3)
Net increase (decrease) in cash and cash equivalents during the period	28.6	(79.1)
Cash and cash equivalents at beginning of period	43.0	129.6
Cash and cash equivalents at end of period	71.6	50.5
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0.7	0.4
Trade, less allowance for doubtful receivables	4.3				2.9
Intercompany receivables	2.9				0.2
Other	0.4				0.4
Inventories	8.8				9.1
Prepaid expenses and other current assets	0.8				1.0
Total current assets	17.9				15.4
Investments in and advances to unconsolidated affiliates	0				0
Property, plant, and equipment - net	12.0				11.9
Long-term intercompany receivables	2.5				2.5
Net asset in respect of VEBA	0				0
Deferred tax assets - net	(0.6)				(0.6)
Intangible assets - net	0				0
Goodwill	0				0
Other assets	3.1				2.9
Total	34.9				32.1
Current liabilities:
Accounts payable	8.3				5.1
Intercompany payable	0				2.3
Accrued salaries, wages, and related expenses	2.4				2.2
Other accrued liabilities	1.4				0.8
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	12.1				10.4
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	0.3				0
Long-term liabilities	17.8				18.5
Cash convertible senior notes	0				0
Other long-term debt	0				0
Total liabilities	30.2				28.9
Total stockholders' equity	4.7				3.2
Total	34.9				32.1
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	32.6	35.0
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	29.9	33.1
Depreciation and amortization	0.2	0.2
Selling, administrative, research and development, and general	0	1.9
Total costs and expenses	30.1	35.2
Operating income	2.5	(0.2)
Other (expense) income:
Interest expense	0	0
Other income (expense), net	0	0
Income before income taxes	2.5	(0.2)
Income tax provision	(0.7)	(0.4)
Earnings in equity of subsidiaries	0	0
Net income	1.8	(0.6)
Comprehensive income (loss)	1.5	(0.9)
Cash flows from operating activities:
Net cash provided by operating activities	(0.8)	(0.2)
Cash flows from investing activities:
Capital expenditures	(0.3)	(0.4)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	0
Net cash used in investing activities	(0.3)	(0.4)
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	0	0
Net increase (decrease) in cash and cash equivalents during the period	(1.1)	(0.6)
Cash and cash equivalents at beginning of period	1.8	1.0
Cash and cash equivalents at end of period	0.7	0.4
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0	0
Trade, less allowance for doubtful receivables	0				0
Intercompany receivables	(2.9)				(2.5)
Other	0				0
Inventories	0				0
Prepaid expenses and other current assets	0				0
Total current assets	(2.9)				(2.5)
Investments in and advances to unconsolidated affiliates	(1,119.2)				(1,042.7)
Property, plant, and equipment - net	0				0
Long-term intercompany receivables	(24.8)				(24.5)
Net asset in respect of VEBA	0				0
Deferred tax assets - net	8.6				8.6
Intangible assets - net	0				0
Goodwill	0				0
Other assets	0				0
Total	(1,138.3)				(1,061.1)
Current liabilities:
Accounts payable	0				0
Intercompany payable	(2.9)				(2.5)
Accrued salaries, wages, and related expenses	0				0
Other accrued liabilities	0				0
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	(2.9)				(2.5)
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	(24.8)				(24.5)
Long-term liabilities	0				0
Cash convertible senior notes	0				0
Other long-term debt	0				0
Total liabilities	(27.7)				(27.0)
Total stockholders' equity	(1,110.6)				(1,034.1)
Total	(1,138.3)				(1,061.1)
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	(22.7)	(25.3)
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	(22.3)	(24.8)
Depreciation and amortization	0	0
Selling, administrative, research and development, and general	(0.3)	(0.5)
Total costs and expenses	(22.6)	(25.3)
Operating income	(0.1)	0
Other (expense) income:
Interest expense	0	0
Other income (expense), net	0	0
Income before income taxes	(0.1)	0
Income tax provision	1.2	1.2
Earnings in equity of subsidiaries	(32.2)	(12.8)
Net income	(31.1)	(11.6)
Comprehensive income (loss)	(32.2)	(12.0)
Cash flows from operating activities:
Net cash provided by operating activities	0	0
Cash flows from investing activities:
Capital expenditures	0	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	0	0
Net increase (decrease) in cash and cash equivalents during the period	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount of notes				225.0
Interest rate				8.25%

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.